RECENTLY ISSUED ACCOUNTING STANDARDS (Tables)	12 Months Ended
Dec. 31, 2018
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Schedule of New Accounting Pronouncements and Changes in Accounting Principles
The cumulative effect of the adjustments made to our consolidated statement position at January 1, 2018 from the adoption of ASC 606 was as follows:
Consolidated Balance Sheet

(in thousands of $)	December 31, 2017	Adjustments for ASC 606	January 1, 2018
Assets
Voyages in progress	9,062	(3,584)	5,478
Other current assets (1)	25,437	2,554	27,991
Total assets	2,870,058	(1,030)	2,869,028

Liabilities
Other current liabilities (2)	32,089	4,668	36,757
Total liabilities	1,376,009	4,668	1,380,677

Stockholders' equity
Accumulated deficit	(351,903)	(5,698)	(357,601)
Total stockholder's equity	1,494,049	(5,698)	1,488,351
(1) Under ASC 606, the contract fulfillment costs are deferred as a current asset and amortized as the related performance obligations are satisfied. The adjustment to other current assets consists of primarily bunker expenses incurred to arrive at the load port for the voyages in progress as of January 1, 2018, and which were expensed in the first quarter of 2018.
(2) Under ASC 606, the adjustment under other current liabilities represents deferred charter revenue for consideration received or billed for undelivered performance obligations. As of January 1, 2018, we recorded a total adjustment of $8.3 million as unearned revenue related to ongoing voyages at period end, whereof $3.6 million and $4.7 million were credited to voyages in progress and other current liabilities, respectively. We recognized this revenue in the first quarter of 2018 as the performance obligations were met.

The impact of the adoption of ASC 606 on our consolidated balance sheets, consolidated income statements of operations and consolidated statements of cash flow for 2018 were as follows:
Consolidated Balance Sheet

	As of December 31, 2018
(in thousands of $)	As Reported	Adjustments for ASC 606	Balance without ASC 606
Assets
Voyages in progress	2,808	3,695	6,503
Other current assets	26,667	(2,289)	24,378
Total assets	2,951,354	1,406	2,952,760

Liabilities
Other current liabilities	28,398	(3,647)	24,751
Total liabilities	1,427,842	(3,647)	1,424,195
Stockholders' equity
Accumulated deficit	(267,744)	5,053	(262,691)
Total stockholder's equity	1,523,512	5,053	1,528,565
Consolidated Statements of Operations

	For the year ended December 31, 2018
(in thousands of $)	As Reported	Adjustments for ASC 606	Balance without ASC 606
Voyage charter revenues	322,804	(911)	321,893

Voyage expenses and commission	162,037	265	162,302

Net income (loss)	84,535	(646)	83,889

Basic and diluted income (loss) per share	$0.59	$—	$0.59
Consolidated Statements of Cash Flows

	For the year ended December 31, 2018
(in thousands of $)	As Reported	Adjustments for ASC 606	Balance without ASC 606
Net income (loss)	84,535	(646)	83,889
Change in operating assets and liabilities, other	102,011	646	102,657
Net cash provided by operating activities	186,546	—	186,546